Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 28,611	$ 25,710
Trade accounts receivable, net of allowance for doubtful accounts of $146 and $146, respectively	5,377	4,395
Inventories	3,676	3,520
Prepaid expenses and other current assets	342	639
Total current assets	38,006	34,264
Property and equipment:
Machinery and equipment	4,383	4,377
Leasehold improvements	603	603
Gross property and equipment	4,986	4,980
Less: accumulated depreciation	(4,042)	(3,868)
Net property and equipment	944	1,112
Deferred tax assets	1,110	1,245
Goodwill	1,706	1,706
Intangible assets, net	875	1,104
Restricted certificates of deposit	175	350
Other assets	28	203
Total assets	42,844	39,984
Current liabilities:
Accounts payable	1,368	909
Accrued wages and benefits	1,588	1,466
Accrued rent	572	657
Accrued professional fees	419	363
Accrued sales commissions	287	297
Domestic and foreign income taxes payable	575	26
Other current liabilities	247	341
Total current liabilities	5,056	4,059
Commitments and Contingencies (Notes 9 and 11)
Stockholders' equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.01 par value; 20,000,000 shares authorized; 10,394,018 and 10,549,423 shares issued, respectively	104	105
Addtional paid-in capital	25,578	26,286
Retained earnings	11,671	9,013
Accumulated other comprehensive earnings	639	725
Treasury stock, at cost; 33,077 and 33,077 shares, respectively	(204)	(204)
Total stockholders' equity	37,788	35,925
Total liabilities and stockholders' equity	$ 42,844	$ 39,984